Annual Operating Expenses {- Fidelity Environmental Bond Fund} - NF_08.31 Fidelity Environmental Bond Fund Retail Pro-01 - Fidelity Environmental Bond Fund - Fidelity Environmental Bond Fund-Retail Class
	Jun. 09, 2021
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%	[1]
Total annual operating expenses	0.45%

[1]	(a)Based on estimated amounts for the current fiscal year.